Goodwill and intangible assets - Estimation of remaining amortization expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization of intangible assets
2020	$ 15.8
2021	15.8
2022	14.6
2023	13.8
2024	13.2
2025 and thereafter	84.5
Total remaining amortization expense	$ 157.7	$ 173.5	$ 189.3
Minimum
Amortization of intangible assets
Intangible asset useful life	2 years 3 months 18 days
Maximum
Amortization of intangible assets
Intangible asset useful life	19 years 10 months 24 days